Income Taxes - reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of unrecognized tax benefits
Balance, beginning of year	$ 7,270	$ 4,989
Increases due to current year tax positions	3,791	2,281
Balance, end of year	$ 11,061	$ 7,270